Stock-Based Compensation - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Nov. 11, 2019
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of options, cancelled	1,105	388
Number of options, outstanding	1,939	3,044	1,577
Stock-based compensation	$ 1,289	$ 3,595
Aggregate intrinsic value of unvested options	$ 0
Employee [Member] | Discontinued Operations [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of options, cancelled	801	219
Number of options, outstanding	194	995
Number of options, Granted		409
Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock options exercisable period	10 years
Stock options vest period	4 years
Weighted average grant-date fair value of the options awarded to employees		$ 735.69
Stock Options Granted Outside 2019 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of options, Granted	47
Time-based RSUs Granted Outside 2019 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of restricted stock units granted	4
Stock Options And Time-based RSUs
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized compensation expense related to unvested options and time-based RSUs, expected to vest	$ 1,052
Time Based Restricted Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of restricted stock units granted	12,519
Unrecognized compensation expense related to unvested options, weighted average period	1 year 1 month 6 days
Time Based Restricted Stock | Employee [Member] | Discontinued Operations [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of restricted stock units granted	2,348	87
Number of restricted stock units vested and settled	550	182
Number of restricted stock units cancelled	1,910	49
Number of restricted stock units outstanding		112
2019 Equity Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares available for grant	31,581			2,142
Percentage of outstanding common stock	5.00%
Increase in share per "Evergreen" provision	25,004
Shares available for future grants	27,997
Unrecognized compensation expense related to unvested options and time-based RSUs, expected to vest	$ 450